UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Large Cap Value Fund

May 31, 2009

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

Other Fund information	31

About the organization	35

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Large Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,034.40	1.17%	$5.93
Class B	1,000.00	1,030.90	1.89%	9.57
Class C	1,000.00	1,030.60	1.89%	9.57
Class R	1,000.00	1,032.70	1.39%	7.04
Institutional Class	1,000.00	1,035.50	0.89%	4.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.17%	$5.89
Class B	1,000.00	1,015.51	1.89%	9.50
Class C	1,000.00	1,015.51	1.89%	9.50
Class R	1,000.00	1,018.00	1.39%	6.99
Institutional Class	1,000.00	1,020.49	0.89%	4.48

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Large Cap Value Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	99.10%
Consumer Discretionary	7.05%
Consumer Staples	19.18%
Energy	9.26%
Financials	8.72%
Health Care	21.32%
Industrials	5.86%
Information Technology	12.25%
Materials	3.06%
Telecommunications	6.19%
Utilities	6.21%
Discount Note	0.74%
Securities Lending Collateral	1.47%
Total Value of Securities	101.31%
Obligation to Return Securities Lending Collateral	(1.51%)
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Mattel	3.55%
Gap	3.50%
Motorola	3.30%
Wyeth	3.26%
Kimberly-Clark	3.26%
Archer-Daniels-Midland	3.25%
CVS Caremark	3.25%
Intel	3.25%
Heinz (H.J.)	3.23%
Chevron	3.22%

Statement of net assets
Delaware Large Cap Value Fund	May 31, 2009 (Unaudited)

	Number of shares	Value
Common Stock – 99.10%
Consumer Discretionary – 7.05%
Gap	1,226,000	$21,884,100
Mattel	1,424,100	22,230,201
		44,114,301
Consumer Staples – 19.18%
Archer-Daniels-Midland	739,600	20,353,792
CVS Caremark	682,800	20,347,440
* Heinz (H.J.)	553,300	20,239,714
Kimberly-Clark	392,900	20,387,581
Kraft Foods Class A	758,500	19,804,435
Safeway	934,700	18,937,022
		120,069,984
Energy – 9.26%
Chevron	302,300	20,154,341
ConocoPhillips	392,500	17,992,200
* Marathon Oil	620,700	19,787,916
		57,934,457
Financials – 8.72%
Allstate	629,700	16,202,181
Bank of New York Mellon	668,600	18,573,708
Travelers	486,900	19,797,354
		54,573,243
Health Care – 21.32%
Bristol-Myers Squibb	979,300	19,507,656
Cardinal Health	504,600	18,039,450
Johnson & Johnson	334,200	18,434,472
* Merck	695,900	19,192,922
Pfizer	1,193,585	18,130,556
Quest Diagnostics	378,000	19,739,160
Wyeth	455,200	20,420,272
		133,464,488
Industrials – 5.86%
Northrop Grumman	377,100	17,957,502
* Waste Management	678,700	18,725,333
		36,682,835
Information Technology – 12.25%
* Intel	1,294,200	20,344,824
International Business Machines	188,000	19,980,640

	Number of shares	Value
Common Stock (continued)
Information Technology (continued)
* Motorola	3,410,900	$20,670,054
Xerox	2,308,200	15,695,760
		76,691,278
Materials – 3.06%
duPont (E.I.) deNemours	672,100	19,134,687
		19,134,687
Telecommunications – 6.19%
AT&T	803,800	19,926,202
* Verizon Communications	643,100	18,817,106
		38,743,308
Utilities – 6.21%
Edison International	642,300	18,780,852
Progress Energy	564,700	20,052,497
		38,833,349
Total Common Stock (cost $741,508,452)		620,241,930

	Principal amount
≠Discount Note – 0.74%
Federal Home Loan Bank 0.07% 6/1/09	$4,619,029	4,619,029
Total Discount Note (cost $4,619,029)		4,619,029

Total Value of Securities Before Securities
Lending Collateral – 99.84% (cost $746,127,481)		624,860,959

	Number of shares
Securities Lending Collateral** – 1.47%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,146,405	4,146,405
BNY Mellon SL DBT II Liquidating Fund	5,220,993	5,066,549
†Mellon GSL Reinvestment Trust II	75,750	8
Total Securities Lending Collateral (cost $9,443,148)		9,212,962

Statement of net assets
Delaware Large Cap Value Fund

Total Value of Securities – 101.31%
(cost $755,570,629)	$634,073,921 ©
Obligation to Return Securities
Lending Collateral** – (1.51%)	(9,443,148)
Receivables and Other Assets
Net of Liabilities – 0.20%	1,247,033
Net Assets Applicable to 55,765,065
Shares Outstanding – 100.00%	$625,877,806

Net Asset Value – Delaware Large Cap Value Fund
Class A ($566,093,541 / 50,425,730 Shares)	$11.23
Net Asset Value – Delaware Large Cap Value Fund
Class B ($18,201,395 / 1,634,371 Shares)	$11.14
Net Asset Value – Delaware Large Cap Value Fund
Class C ($15,263,689 / 1,359,806 Shares)	$11.22
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,360,282 / 121,315 Shares)	$11.21
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($24,958,899 / 2,223,843 Shares)	$11.22

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$966,886,111
Undistributed net investment income	3,615,378
Accumulated net realized loss on investments	(223,126,975)
Net unrealized depreciation of investments	(121,496,708)
Total net assets	$625,877,806

≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $9,087,960 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$11.23
Sales charge (5.75% of offering price) (B)	0.69
Offering price	$11.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Large Cap Value Fund	Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$12,045,275
Interest	10,824
Securities lending income	69,537	$12,125,636

Expenses:
Management fees	1,945,308
Distribution expenses – Class A	769,088
Distribution expenses – Class B	94,673
Distribution expenses – Class C	73,600
Distribution expenses – Class R	3,663
Dividend disbursing and transfer agent fees and expenses	862,436
Accounting and administration expenses	121,381
Legal fees	61,334
Reports and statements to shareholders	53,040
Registration fees	47,654
Audit and tax	37,867
Trustees’ fees	22,242
Insurance fees	10,020
Custodian fees	6,045
Consulting fees	5,187
Dues and services	2,389
Trustees’ expenses	2,212
Pricing fees	1,285	4,119,424
Less fees waived		(479,570)
Less waived distribution expenses – Class R		(611)
Total operating expenses		3,639,243
Net Investment Income		8,486,393

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(44,768,576)
Net change in unrealized appreciation/depreciation of investments		55,826,713
Net Realized and Unrealized Gain on Investments		11,058,137

Net Increase in Net Assets Resulting from Operations		$19,544,530

See accompanying notes

Statements of changes in net assets
Delaware Large Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,486,393	$19,097,323
Net realized loss on investments	(44,768,576)	(164,995,675)
Net change in unrealized
appreciation/depreciation of investments	55,826,713	(304,041,912)
Net increase (decrease) in net assets resulting
from operations	19,544,530	(449,940,264)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,470,895)	(19,850,670)
Class B	(390,640)	(586,368)
Class C	(294,828)	(340,914)
Class R	(26,439)	(37,234)
Institutional Class	(555,809)	(941,239)

Net realized gain on investments:
Class A	—	(102,495,698)
Class B	—	(5,182,330)
Class C	—	(2,928,752)
Class R	—	(228,775)
Institutional Class	—	(4,175,858)
	(13,738,611)	(136,767,838)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,964,819	27,200,303
Class B	195,442	297,573
Class C	1,509,884	2,473,201
Class R	322,522	549,235
Institutional Class	2,283,806	4,895,326

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,114,953	112,274,450
Class B	367,037	5,407,704
Class C	280,362	3,127,230
Class R	26,436	266,007
Institutional Class	555,809	5,117,094
	27,621,070	161,608,123

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(48,494,181)	$(166,804,235)
Class B	(4,541,994)	(21,848,956)
Class C	(2,158,408)	(8,179,906)
Class R	(267,395)	(952,958)
Institutional Class	(2,956,295)	(9,748,769)
	(58,418,273)	(207,534,824)
Decrease in net assets derived from capital
share transactions	(30,797,203)	(45,926,701)
Net Decrease in Net Assets	(24,991,284)	(632,634,803)

Net Assets:
Beginning of period	650,869,090	1,283,503,893
End of period (including undistributed net investment
income of $3,615,378 and $8,867,596, respectively)	$625,877,806	$650,869,090

See accompanying notes

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months
Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$11.080	$20.390	$21.080	$19.010	$18.030	$16.240

0.150	0.305	0.336	0.305	0.271	0.204
0.239	(7.418)	0.090	3.279	0.917	1.802
0.389	(7.113)	0.426	3.584	1.188	2.006

(0.239)	(0.353)	(0.363)	(0.324)	(0.192)	(0.216)
—	(1.844)	(0.753)	(1.190)	(0.016)	—
(0.239)	(2.197)	(1.116)	(1.514)	(0.208)	(0.216)

$11.230	$11.080	$20.390	$21.080	$19.010	$18.030

3.44%	(38.91% )	1.96%	20.28%	6.62%	12.44%

$566,094	$587,215	$1,140,659	$1,246,544	$1,177,317	$1,253,876
1.17%	1.18%	1.13%	1.17%	1.15%	1.15%

1.33%	1.20%	1.13%	1.17%	1.15%	1.16%
2.83%	1.97%	1.59%	1.60%	1.47%	1.18%

2.67%	1.95%	1.59%	1.60%	1.47%	1.17%
12%	27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months
Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$11.000	$20.240	$20.930	$18.880	$17.910	$16.150

0.112	0.193	0.185	0.168	0.137	0.077
0.239	(7.373)	0.091	3.252	0.912	1.789
0.351	(7.180)	0.276	3.420	1.049	1.866

(0.211)	(0.216)	(0.213)	(0.180)	(0.063)	(0.106)
—	(1.844)	(0.753)	(1.190)	(0.016)	—
(0.211)	(2.060)	(0.966)	(1.370)	(0.079)	(0.106)

$11.140	$11.000	$20.240	$20.930	$18.880	$17.910

3.09%	(39.37% )	1.25%	19.39%	5.87%	11.60%

$18,201	$22,137	$61,603	$102,322	$136,050	$184,203
1.89%	1.90%	1.86%	1.90%	1.88%	1.89%

2.05%	1.92%	1.86%	1.90%	1.88%	1.89%
2.11%	1.25%	0.86%	0.87%	0.74%	0.44%

1.95%	1.23%	0.86%	0.87%	0.74%	0.44%
12%	27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months
Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$11.090	$20.380	$21.070	$19.000	$18.020	$16.250

0.112	0.193	0.183	0.166	0.136	0.076
0.229	(7.423)	0.093	3.274	0.923	1.800
0.341	(7.230)	0.276	3.440	1.059	1.876

(0.211)	(0.216)	(0.213)	(0.180)	(0.063)	(0.106)
—	(1.844)	(0.753)	(1.190)	(0.016)	—
(0.211)	(2.060)	(0.966)	(1.370)	(0.079)	(0.106)

$11.220	$11.090	$20.380	$21.070	$19.000	$18.020

3.06%	(39.39% )	1.24%	19.38%	5.89%	11.59%

$15,264	$15,507	$32,453	$36,709	$36,148	$42,371
1.89%	1.90%	1.86%	1.90%	1.88%	1.89%

2.05%	1.92%	1.86%	1.90%	1.88%	1.89%
2.11%	1.25%	0.86%	0.87%	0.74%	0.44%

1.95%	1.23%	0.86%	0.87%	0.74%	0.44%
12%	27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months
Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$11.070	$20.360	$21.060	$19.000	$18.010	$16.230

0.138	0.271	0.289	0.262	0.216	0.145
0.233	(7.407)	0.083	3.275	0.915	1.809
0.371	(7.136)	0.372	3.537	1.131	1.954

(0.231)	(0.310)	(0.319)	(0.287)	(0.125)	(0.174)
—	(1.844)	(0.753)	(1.190)	(0.016)	—
(0.231)	(2.154)	(1.072)	(1.477)	(0.141)	(0.174)

$11.210	$11.070	$20.360	$21.060	$19.000	$18.010

3.27%	(39.03% )	1.70%	20.00%	6.30%	12.11%

$1,360	$1,253	$2,514	$1,166	$1,078	$1,234
1.39%	1.40%	1.36%	1.40%	1.45%	1.49%

1.65%	1.52%	1.46%	1.50%	1.48%	1.49%
2.61%	1.75%	1.36%	1.37%	1.17%	0.84%

2.35%	1.63%	1.26%	1.27%	1.14%	0.84%
12%	27%	19%	16%	114%	70%

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months
Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$11.080	$20.390	$21.080	$19.010	$18.030	$16.240

0.165	0.349	0.395	0.357	0.321	0.248
0.225	(7.409)	0.091	3.279	0.912	1.805
0.390	(7.060)	0.486	3.636	1.233	2.053

(0.250)	(0.406)	(0.423)	(0.376)	(0.237)	(0.263)
—	(1.844)	(0.753)	(1.190)	(0.016)	—
(0.250)	(2.250)	(1.176)	(1.566)	(0.253)	(0.263)

$11.220	$11.080	$20.390	$21.080	$19.010	$18.030

3.55%	(38.76% )	2.24%	20.61%	6.88%	12.75%

$24,959	$24,757	$46,275	$45,841	$44,837	$81,814
0.89%	0.90%	0.86%	0.90%	0.88%	0.89%

1.05%	0.92%	0.86%	0.90%	0.88%	0.89%
3.11%	2.25%	1.86%	1.87%	1.74%	1.44%

2.95%	2.23%	1.86%	1.87%	1.74%	1.44%
12%	27%	19%	16%	114%	70%

Notes to financial statements
Delaware Large Cap Value Fund	May 31, 2009 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain from investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2009.

Notes to financial statements
Delaware Large Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.88% of average daily net assets of the Fund until such time as the waivers are discontinued. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. Prior to April 1, 2009, annual operating expenses were contractually limited to 0.89% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $ 15,173 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through March 31, 2010 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$263,941
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	142,035
Distribution fees payable to DDLP	161,956
Other expenses payable to DMC and affiliates*	17,934

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $31,905 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2009, DDLP earned $18,835 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2009, DDLP received gross CDSC commissions of $124, $8,997 and $673 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $36,161,423 and sales of $70,373,798 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $756,168,501. At May 31, 2009, net unrealized depreciation was $122,094,580, of which $28,495,636 related to unrealized appreciation of investments and $150,590,216 related to unrealized depreciation of investments.

Notes to financial statements
Delaware Large Cap Value Fund

3. Investments (continued)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$624,388,335
Level 2	9,685,578
Level 3	8
Total	$634,073,921

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$6,211
Net change in unrealized appreciation/depreciation	(6,203)
Balance as of 5/31/09	$8

Net change in unrealized appreciation/depreciation from
investments still held as of 5/31/09	$(6,203)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$13,738,611	$23,611,519
Long-term capital gain	—	113,156,319
Total	$13,738,611	$136,767,838

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$966,886,111
Undistributed ordinary income	3,615,378
Realized losses 12/1/08 – 5/31/09	(44,957,445)
Capital loss carryforwards as of 11/30/08*	(177,571,658)
Unrealized depreciation of investments	(122,094,580)
Net assets	$625,877,806

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $4,231,045 expires in 2009, $6,991,292 expires in 2010 and $166,349,321 expires in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $44,957,445, which may increase the capital loss carryforwards.

Notes to financial statements
Delaware Large Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
Shares sold:
Class A	1,026,739	1,723,151
Class B	19,108	20,782
Class C	143,246	163,122
Class R	31,347	35,369
Institutional Class	219,711	318,709

Shares issued upon reinvestment of dividends and distributions:
Class A	1,038,446	6,244,176
Class B	34,253	300,079
Class C	26,002	172,290
Class R	2,470	14,759
Institutional Class	52,142	285,859
	2,593,464	9,278,296
Shares repurchased:
Class A	(4,628,531)	(10,927,366)
Class B	(430,552)	(1,353,679)
Class C	(207,695)	(529,894)
Class R	(25,624)	(60,465)
Institutional Class	(283,349)	(639,208)
	(5,575,751)	(13,510,612)
Net decrease	(2,982,287)	(4,232,316)

For the six months ended May 31, 2009 and the year ended November 30, 2008, 205,224 Class B shares were converted to 203,682 Class A shares valued at $2,175,490 and 602,584 Class B shares were converted to 597,772 Class A shares valued at $10,124,727, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in the net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of May 31, 2009 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May, 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund may also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient

Notes to financial statements
Delaware Large Cap Value Fund

8. Securities Lending (continued)

to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of securities on loan was $9,087,960, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement (continued)

by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report showed that the Fund’s total return for the three-, five- and ten-year periods was in the second quartile, third quartile and fourth quartile, respectively. However, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. The Board noted the significantly improved results in recent one-year relative performance. The Board was satisfied that Management was taking effective action to improve Fund performance and to meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the

Other Fund information
(Unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement (continued)

benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

About the organization

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Value® Fund

May 31, 2009

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

Other Fund information	31

About the organization	34

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Value® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,035.00	1.04%	$5.28
Class B	1,000.00	1,031.40	1.79%	9.07
Class C	1,000.00	1,030.10	1.79%	9.06
Class R	1,000.00	1,032.80	1.29%	6.54
Institutional Class	1,000.00	1,035.70	0.79%	4.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.04%	$5.24
Class B	1,000.00	1,016.01	1.79%	9.00
Class C	1,000.00	1,016.01	1.79%	9.00
Class R	1,000.00	1,018.50	1.29%	6.49
Institutional Class	1,000.00	1,020.99	0.79%	3.98

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Value® Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	98.65%
Consumer Discretionary	7.23%
Consumer Staples	18.31%
Energy	9.15%
Financials	8.98%
Health Care	22.08%
Industrials	5.77%
Information Technology	12.56%
Materials	3.07%
Telecommunications	5.60%
Utilities	5.90%
Discount Note	1.07%
Securities Lending Collateral	1.26%
Total Value of Securities	100.98%
Obligation to Return Securities Lending Collateral	(1.32%)
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Gap	4.32%
International Business Machines	4.08%
Wyeth	3.80%
CVS Caremark	3.47%
Quest Diagnostics	3.40%
Intel	3.35%
Travelers	3.34%
Marathon Oil	3.23%
Kraft Foods Class A	3.18%
Pfizer	3.14%

3

Statement of net assets
Delaware Value® Fund	May 31, 2009 (Unaudited)

	Number of shares	Value
Common Stock – 98.65%
Consumer Discretionary – 7.23%
Gap	842,600	$15,040,410
Mattel	649,000	10,130,890
		25,171,300
Consumer Staples – 18.31%
Archer-Daniels-Midland	359,700	9,898,944
CVS Caremark	406,200	12,104,760
Heinz (H.J.)	283,000	10,352,140
Kimberly-Clark	201,500	10,455,835
Kraft Foods Class A	424,600	11,086,306
Safeway	488,400	9,894,984
		63,792,969
Energy – 9.15%
Chevron	151,100	10,073,837
ConocoPhillips	230,500	10,566,120
Marathon Oil	352,800	11,247,264
		31,887,221
Financials – 8.98%
Allstate	382,775	9,848,801
Bank of New York Mellon	353,700	9,825,786
Travelers	285,900	11,624,694
		31,299,281
Health Care – 22.08%
Bristol-Myers Squibb	484,200	9,645,264
Cardinal Health	300,800	10,753,600
Johnson & Johnson	187,300	10,331,468
Merck	368,100	10,152,198
Pfizer	720,700	10,947,433
Quest Diagnostics	226,700	11,838,274
Wyeth	295,100	13,238,186
		76,906,423
Industrials – 5.77%
Northrop Grumman	207,800	9,895,436
* Waste Management	369,500	10,194,505
		20,089,941

4

	Number of shares	Value
Common Stock (continued)
Information Technology – 12.56%
Intel	742,400	$11,670,528
International Business Machines	133,700	14,209,636
* Motorola	1,688,700	10,233,522
Xerox	1,126,200	7,658,160
		43,771,846
Materials – 3.07%
duPont (E.I.) deNemours	376,000	10,704,720
		10,704,720
Telecommunications – 5.60%
AT&T	423,800	10,506,002
Verizon Communications	308,100	9,015,006
		19,521,008
Utilities – 5.90%
Edison International	348,700	10,195,988
Progress Energy	291,300	10,344,063
		20,540,051
Total Common Stock (cost $400,009,764)		343,684,760

	Principal amount
≠Discount Note – 1.07%
Federal Home Loan Bank 0.07% 6/1/09	$3,748,024	3,748,024
Total Discount Note (cost $3,748,024)		3,748,024
Total Value of Securities Before Securities
Lending Collateral – 99.72% (cost $403,757,788)		347,432,784

	Number of shares
Securities Lending Collateral** – 1.26%
Investment Company
Mellon GSL DBT II Collateral Fund	562,760	562,760
BNY Mellon SL DBT II Liquidating Fund	3,933,976	3,817,603
†Mellon GSL Reinvestment Trust II	93,831	9
Total Securities Lending Collateral (cost $4,590,567)		4,380,372

5

Statement of net assets
Delaware Value® Fund

Total Value of Securities – 100.98%
(cost $408,348,355)	$351,813,156 ©
Obligation to Return Securities
Lending Collateral** – (1.32%)	(4,590,567)
Receivables and Other Assets
Net of Liabilities – 0.34%	1,173,332
Net Assets Applicable to 44,860,787
Shares Outstanding – 100.00%	$348,395,921

Net Asset Value – Delaware Value Fund
Class A ($264,126,603 / 34,004,076 Shares)	$7.77
Net Asset Value – Delaware Value Fund
Class B ($3,112,877 / 401,789 Shares)	$7.75
Net Asset Value – Delaware Value Fund
Class C ($22,577,711 / 2,912,733 Shares)	$7.75
Net Asset Value – Delaware Value Fund
Class R ($1,660,491 / 213,869 Shares)	$7.76
Net Asset Value – Delaware Value Fund
Institutional Class ($56,918,239 / 7,328,320 Shares)	$7.77

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$520,014,059
Undistributed net investment income	3,497,596
Accumulated net realized loss on investments	(118,580,535)
Net unrealized depreciation of investments	(56,535,199)
Total net assets	$348,395,921

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $4,372,817 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.

6

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$7.77
Sales charge (5.75% of offering price) (B)	0.47
Offering price	$8.24

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Value® Fund	Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$6,305,178
Interest	13,926
Security Lending Income	29,205	$6,348,309

Expenses:
Management fees	1,055,437
Distribution expenses – Class A	373,154
Distribution expenses – Class B	15,080
Distribution expenses – Class C	110,154
Distribution expenses – Class R	4,767
Dividend disbursing and transfer agent fees and expenses	489,634
Accounting and administration expenses	64,950
Reports and statements to shareholders	41,518
Registration fees	37,635
Audit and tax	34,057
Legal fees	32,464
Trustees’ fees	11,926
Insurance fees	5,429
Consulting fees	2,762
Custodian fees	2,391
Dues and services	1,381
Pricing fees	1,261
Trustees’ expenses	972	2,284,972
Less fees waived		(505,644)
Less waiver of distribution expenses – Class A		(62,193)
Less waiver of distribution expenses – Class R		(794)
Total operating expenses		1,716,341
Net Investment Income		4,631,968

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(23,992,235)
Net change in unrealized appreciation/depreciation of investments		30,856,248
Net Realized and Unrealized Gain on Investments		6,864,013

Net Increase in Net Assets Resulting from Operations		$11,495,981

See accompanying notes

8

Statements of changes in net assets
Delaware Value® Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,631,968	$10,437,273
Net realized loss on investments	(23,992,235)	(108,430,511)
Net change in unrealized
appreciation/depreciation of investments	30,856,248	(129,276,348)
Net increase (decrease) in net assets resulting
from operations	11,495,981	(227,269,586)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,722,093)	(7,558,874)
Class B	(74,017)	(92,451)
Class C	(542,744)	(668,097)
Class R	(49,682)	(34,521)
Institutional Class	(1,539,972)	(2,541,014)

Net realized gain on investments:
Class A	—	(20,557,607)
Class B	—	(438,638)
Class C	—	(3,169,800)
Class R	—	(109,994)
Institutional Class	—	(6,027,953)
	(10,928,508)	(41,198,949)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,909,330	160,096,328
Class B	317,693	169,061
Class C	2,176,058	5,269,185
Class R	249,093	974,242
Institutional Class	20,128,846	67,283,345

10

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$8,275,190	$26,439,603
Class B	65,978	496,294
Class C	494,585	3,589,985
Class R	49,682	144,515
Institutional Class	1,516,148	8,490,084
	82,182,603	272,952,642
Cost of shares repurchased:
Class A	(59,471,480)	(143,219,399)
Class B	(565,911)	(3,901,049)
Class C	(3,878,685)	(28,546,818)
Class R	(308,891)	(634,250)
Institutional Class	(9,110,241)	(112,994,851)
	(73,335,208)	(289,296,367)
Increase (decrease) in net assets derived from capital
share transactions	8,847,395	(16,343,725)
Net Increase (Decrease) in Net Assets	9,414,868	(284,812,260)

Net Assets:
Beginning of period	338,981,053	623,793,313
End of period (including undistributed net investment
income of $3,497,596 and $9,794,136, respectively)	$348,395,921	$338,981,053

See accompanying notes

11

Financial highlights
Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.760	$13.360	$13.470	$11.370	$10.760	$9.480

0.105	0.224	0.241	0.225	0.220	0.134
0.159	(4.935)	0.064	2.068	0.842	1.240
0.264	(4.711)	0.305	2.293	1.062	1.374

(0.254)	(0.239)	(0.191)	(0.122)	(0.089)	(0.094)
—	(0.650)	(0.224)	(0.071)	(0.363)	—
(0.254)	(0.889)	(0.415)	(0.193)	(0.452)	(0.094)

$7.770	$7.760	$13.360	$13.470	$11.370	$10.760

3.50%	(37.78% )	2.25%	20.48%	10.11%	14.59%

$264,127	$266,386	$420,120	$271,378	$104,140	$6,846
1.04%	1.00%	1.00%	1.01%	1.01%	1.00%

1.40%	1.26%	1.15%	1.17%	1.11%	1.17%
2.87%	2.11%	1.75%	1.84%	1.98%	1.32%

2.51%	1.85%	1.60%	1.68%	1.88%	1.15%
16%	43%	24%	24%	26%	128%

13

Financial highlights
Delaware Value® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.690	$13.240	$13.370	$11.290	$10.680	$9.420

0.078	0.142	0.138	0.134	0.137	0.058
0.159	(4.905)	0.055	2.058	0.843	1.229
0.237	(4.763)	0.193	2.192	0.980	1.287

(0.177)	(0.137)	(0.099)	(0.041)	(0.007)	(0.027)
—	(0.650)	(0.224)	(0.071)	(0.363)	—
(0.177)	(0.787)	(0.323)	(0.112)	(0.370)	(0.027)

$7.750	$7.690	$13.240	$13.370	$11.290	$10.680

3.14%	(38.25% )	1.41%	19.59%	9.35%	13.69%

$3,113	$3,279	$9,514	$9,914	$6,516	$1,518
1.79%	1.75%	1.75%	1.76%	1.76%	1.75%

2.10%	1.96%	1.85%	1.87%	1.81%	1.87%
2.12%	1.36%	1.00%	1.09%	1.23%	0.57%

1.81%	1.15%	0.90%	0.98%	1.18%	0.45%
16%	43%	24%	24%	26%	128%

15

Financial highlights
Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.690	$13.250	$13.370	$11.290	$10.690	$9.420

0.078	0.142	0.137	0.134	0.138	0.062
0.159	(4.915)	0.066	2.058	0.832	1.235
0.237	(4.773)	0.203	2.192	0.970	1.297

(0.177)	(0.137)	(0.099)	(0.041)	(0.007)	(0.027)
—	(0.650)	(0.224)	(0.071)	(0.363)	—
(0.177)	(0.787)	(0.323)	(0.112)	(0.370)	(0.027)

$7.750	$7.690	$13.250	$13.370	$11.290	$10.690

3.01%	(38.21% )	1.49%	19.59%	9.25%	13.80%

$22,578	$23,733	$65,890	$41,013	$19,597	$2,477
1.79%	1.75%	1.75%	1.76%	1.76%	1.75%

2.10%	1.96%	1.85%	1.87%	1.81%	1.87%
2.12%	1.36%	1.00%	1.09%	1.23%	0.57%

1.81%	1.15%	0.90%	0.98%	1.18%	0.45%
16%	43%	24%	24%	26%	128%

17

Financial highlights
Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout the period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

18

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06[2]
(Unaudited)
$7.740	$13.320	$13.420	$11.350

0.096	0.197	0.207	0.218
0.152	(4.923)	0.057	2.058
0.248	(4.726)	0.264	2.276

(0.228)	(0.204)	(0.140)	(0.135)
—	(0.650)	(0.224)	(0.071)
(0.228)	(0.854)	(0.364)	(0.206)

$7.760	$7.740	$13.320	$13.420

3.28%	(37.90% )	1.95%	20.39%

$1,660	$1,669	$2,246	$6
1.29%	1.25%	1.25%	1.26%

1.70%	1.56%	1.45%	1.47%
2.62%	1.86%	1.50%	1.59%

2.21%	1.55%	1.30%	1.38%
16%	43%	24%	24%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

19

Financial highlights
Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.770	$13.380	$13.500	$11.390	$10.780	$9.500

0.115	0.250	0.276	0.256	0.243	0.160
0.164	(4.936)	0.051	2.077	0.846	1.237
0.279	(4.686)	0.327	2.333	1.089	1.397

(0.279)	(0.274)	(0.223)	(0.152)	(0.116)	(0.117)
—	(0.650)	(0.224)	(0.071)	(0.363)	—
(0.279)	(0.924)	(0.447)	(0.223)	(0.479)	(0.117)

$7.770	$7.770	$13.380	$13.500	$11.390	$10.780

3.57%	(37.54% )	2.41%	20.85%	10.37%	14.83%

$56,918	$43,914	$126,023	$189,557	$146,761	$68,949
0.79%	0.75%	0.75%	0.76%	0.76%	0.75%

1.10%	0.96%	0.85%	0.87%	0.81%	0.87%
3.12%	2.36%	2.00%	2.09%	2.23%	1.57%

2.81%	2.15%	1.90%	1.98%	2.18%	1.45%
16%	43%	24%	24%	26%	128%

21

Notes to financial statements
Delaware Value® Fund	May 31, 2009 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $247 for the six months ended May 31, 2009. In general, best execution

23

Notes to financial statements
Delaware Value® Fund

1. Significant Accounting Policies (continued)

refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.85% of average daily net assets of the Fund until such time as the waiver is discontinued. This waiver and expense limitation may be discontinued at any time because they are voluntary. Prior to April 1, 2009, annual operating expenses were voluntarily limited to 0.75% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $8,119 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

24

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through March 31, 2010, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$136,583
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	86,210
Distribution fees payable to DDLP	76,900
Other expenses payable to DMC and affiliates*	10,417

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $17,139 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2009, DDLP earned $6,237 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2009, DDLP received gross CDSC commissions of $270, $2,932 and $621 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $27,678,775 and sales of $25,180,809 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $409,373,464. At May 31, 2009 net unrealized depreciation was $57,560,308, of which $10,718,228 related to unrealized appreciation of investments and $68,278,536 related to unrealized depreciation of investments.

25

Notes to financial statements
Delaware Value® Fund

3. Investments (continued)

The Fund applies Financial Accounting Standards Board Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$344,247,520
Level 2	7,565,627
Level 3	9
Total	$351,813,156

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$7,694
Net change in unrealized appreciation/depreciation	(7,685)
Balance as of 5/31/09	$9

Net change in unrealized appreciation/depreciation
from investments still held as of 5/31/09	$(7,685)

26

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$10,928,508	$19,416,612
Long-term capital gain	—	21,782,337
Total	$10,928,508	$41,198,949

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$520,014,059
Undistributed ordinary income	3,497,596
Realized losses 12/1/08 – 5/31/09	(24,519,619)
Capital loss carryforwards as of 11/30/08	(93,035,807)
Unrealized depreciation of investments	(57,560,308)
Net assets	$348,395,921

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 will expire as follows: $93,035,807 expires in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $24,519,619, which may increase the capital loss carryforwards.

27

Notes to financial statements
Delaware Value® Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
Shares sold:
Class A	6,768,467	15,162,138
Class B	43,968	19,163
Class C	296,459	492,256
Class R	34,270	93,157
Institutional Class	2,766,177	6,173,541

Shares issued upon reinvestment of dividends and distributions:
Class A	1,096,051	2,135,670
Class B	8,727	40,153
Class C	65,421	290,217
Class R	6,572	11,673
Institutional Class	201,081	685,790
	11,287,193	25,103,758

Shares repurchased:
Class A	(8,201,136)	(14,408,788)
Class B	(77,270)	(351,558)
Class C	(533,791)	(2,671,861)
Class R	(42,612)	(57,769)
Institutional Class	(1,289,081)	(10,625,612)
	(10,143,890)	(28,115,588)
Net increase (decrease)	1,143,303	(3,011,830)

For the six months ended May 31, 2009 and the year ended November 30, 2008, 13,160 Class B shares were converted to 13,097 Class A shares valued at $96,134 and 23,585 Class B shares were converted to 23,466 Class A shares valued at $258,067, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Portfolio had no amounts outstanding as of May 31, 2009 or at any time during the period then ended.

28

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements
Delaware Value® Fund

8. Securities Lending (continued)

At May 31, 2009, the value of the securities on loan was $4,372,817, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

30

Other Fund information
(Unaudited)
Delaware Value® Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder

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Other Fund information
(Unaudited)
Delaware Value® Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement (continued)

services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the

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Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

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Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 6, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 6, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 6, 2009